Share Based Payments (Details) shares in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020 shares	Jun. 30, 2025	Jun. 30, 2024 shares	Jun. 30, 2023	Jun. 30, 2022 shares	Jun. 30, 2020 shares	Jun. 30, 2009 shares	Jun. 30, 2008 shares	Jun. 30, 2007 shares	Jun. 30, 2005 shares	Jun. 30, 2004 shares
Share Based Payments [Line Items]
Number of director		4	3	4
Key management personnel		1	1	2
Number of employees		7	7	9
Number of consultant		3	4	3
Number of ordinary shares authorized (in Shares)							60.0	45.0	30.0	22.0	12.0
Shareholders authorized securities (in Shares)	157.5
Issued securities value (in Shares)			450.0		240.0
Percentage of default vesting conditions per year		25.00%
Ads Plan 2018 [Member]
Share Based Payments [Line Items]
Issued securities value (in Shares)						200.0
Percentage of default vesting conditions per year		25.00%